FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	$ 437,027		$ 384,465	$ 401,514
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total Level 3 liabilities	19,351		$ 19,632	$ 20,405
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100
Balance at the end of period	0
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	4,100	$ 5,600
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	(800)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	(300)
Purchases	0	0
Sales	(0)	(200)
Issuances	1,200	1,700
Settlements	(1,000)	(1,400)
Transfers into Level 3	100	300
Transfers out of Level 3	(600)	(600)
Foreign currency translation	100	0
Balance at the end of period	4,100	4,400
Level 3 | Derivative financial instruments | Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	300	200
Total gains / losses included in comprehensive income - Net gains / losses included in income	100	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(100)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	300	200
Level 3 | Derivative financial instruments | Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,100	3,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	0
Sales	(0)	(100)
Issuances	1,100	1,500
Settlements	(600)	(1,100)
Transfers into Level 3	100	200
Transfers out of Level 3	(500)	(500)
Foreign currency translation	100	0
Balance at the end of period	3,500	3,400
Level 3 | Derivative financial instruments | Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	400	600
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(200)	(200)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	400
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	100	1,000
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(600)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(200)
Purchases	0	0
Sales	(0)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	0	300
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	13,300	15,300
Total gains / losses included in comprehensive income - Net gains / losses included in income	200	(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	0
Purchases	0	0
Sales	(0)	(0)
Issuances	2,600	3,000
Settlements	(1,700)	(2,900)
Transfers into Level 3	800	700
Transfers out of Level 3	(2,900)	(2,700)
Foreign currency translation	500	(100)
Balance at the end of period	12,900	13,000
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,800	2,600
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	(100)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	400	1,100
Settlements	(800)	(500)
Transfers into Level 3	0	400
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	$ 2,300	$ 3,400